Note 46 - Related-Party Transactions - Transactions with members of the Board of Directors and Senior Management (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions Line Items
Financial guarantees given	€ 15,467,000	€ 16,545,000
Senior Management [Member]
Related Party Transactions Line Items
Corporate loans	4,185	4,049
Financial guarantees given	28	28
Board Of Directors Related Parties [Member]
Related Party Transactions Line Items
Corporate loans	54	85
Financial guarantees given	8	8,000
Senior Management Related Parties [Member]
Related Party Transactions Line Items
Financial guarantees given	€ 8,000	€ 8,000